(36) RELEVANT FACT AND EVENTS AFTER THE REPORTING PERIOD (Tables)	12 Months Ended
Dec. 31, 2017
Relevant Fact And Events After Reporting Period Tables
Schedule of debentures issued
Subsidiary	Issue	Quantity issued	R$ thousand	Maturity	Interest	Utilization
CPFL Paulista	9th issue – single series	1,380,000	1,380,000	January 2021	Semiannual	Working capital improvement
CPFL Piratininga	9th issue – single series	215,000	215,000	January 2021	Semiannual	Working capital improvement
RGE	9th issue – single series	220,000	220,000	January 2021	Semiannual	Working capital improvement
CPFL Santa Cruz	2nd issue – single series	190,000	190,000	January 2021	Semiannual	Working capital improvement
CPFL Geração	10th issue – single series	190,000	190,000	December 2018	Semiannual	Working capital improvement
CPFL Brasil	4th issue – single series	115,000	115,000	January 2019	Semiannual	Working capital improvement
RGE Sul	6th issue – single series	520,000 (*)	300,000	December 2020	Semiannual	Working capital improvement
			2,610,000